Long-Term Debt - Term Loans (Narrative) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) vessel subsidiary term_loan	Dec. 31, 2017 USD ($) term_loan
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans | subsidiary	2
Partnership's interest owned in subsidiaries (as a percent)	50.00%
Number of outstanding term loans | term_loan	1	3
Aggregate principal amount | $	$ 3,237,822	$ 3,173,229
U.S. Dollar-denominated Term Loan due through 2021 | Guaranteed Term Loan
Debt Instrument [Line Items]
Aggregate principal amount | $	29,100
U.S. Dollar-denominated Term Loan due through 2021 | Guaranteed Term Loan | Other owner of subsidiary
Debt Instrument [Line Items]
Aggregate principal amount | $	29,100
Term Loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 58,255	85,574
Term Loans | U.S. Dollar-denominated Term Loan due through 2021 | Guaranteed Term Loan
Debt Instrument [Line Items]
Partnership's interest owned in subsidiaries (as a percent)	50.00%
Term Loans | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 1,433,398	$ 1,623,440
Shuttle tanker segment | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels	13
Shuttle tanker segment | Term Loans | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels	3
Shuttle tanker segment | Term Loans | U.S. Dollar-denominated Term Loan due through 2021 | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels	2
FSO segment | Term Loans | FSO Units
Debt Instrument [Line Items]
Number of vessels	2
FPSO segment | Term Loans | FPSO Units
Debt Instrument [Line Items]
Number of vessels	3
Towage segment | Term Loans | Towage Vessels
Debt Instrument [Line Items]
Number of vessels	10